SHARE CAPITAL, Common Shares (Details)																																														9 Months Ended	12 Months Ended
	Dec. 29, 2021 CAD ($) shares	Dec. 29, 2021 USD ($) shares	Dec. 07, 2021 CAD ($) shares	Dec. 07, 2021 USD ($) shares	Nov. 15, 2021 CAD ($) shares	Nov. 15, 2021 USD ($) shares	Sep. 22, 2021 CAD ($) shares	Sep. 22, 2021 USD ($) shares	Sep. 15, 2021 CAD ($) shares	Jun. 02, 2021 CAD ($) shares	May 20, 2021 CAD ($) shares	May 20, 2021 USD ($) shares	Mar. 15, 2021 USD ($) shares	Feb. 17, 2021 CAD ($) shares	Feb. 17, 2021 USD ($) shares	Feb. 02, 2021 CAD ($) shares	Feb. 02, 2021 USD ($) shares	Jan. 15, 2021 USD ($) shares	Jan. 13, 2021 CAD ($) shares	Jan. 13, 2021 USD ($) shares	Jan. 07, 2021 CAD ($) shares	Jan. 07, 2021 USD ($) shares	Dec. 23, 2020 CAD ($) shares	Dec. 21, 2020 CAD ($) shares	Dec. 18, 2020 CAD ($) shares	Dec. 18, 2020 USD ($) shares	Dec. 17, 2020 CAD ($) shares	Dec. 17, 2020 USD ($) shares	Dec. 14, 2020 CAD ($) shares	Dec. 14, 2020 USD ($) shares	Nov. 06, 2020 CAD ($) shares	Oct. 16, 2020 CAD ($) shares	Sep. 29, 2020 CAD ($) shares	Sep. 15, 2020 CAD ($) shares	Aug. 27, 2020 CAD ($) shares	Jul. 15, 2020 CAD ($) shares	Jul. 03, 2020 CAD ($) shares	Jun. 29, 2020 CAD ($) shares	Jun. 24, 2020 CAD ($) shares	Jun. 11, 2020 CAD ($) shares	Jun. 09, 2020 CAD ($) shares	May 29, 2020 CAD ($) shares	Mar. 23, 2020 CAD ($) shares	Feb. 11, 2020 CAD ($) shares	Jan. 14, 2020 CAD ($) shares	Sep. 30, 2021 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Common shares issued [Abstract]
Common shares issued (in shares)																																															100,000
Debt settlement | $																																																$ 434,000
Convertible note (in shares)																								100,000								75,000	150,000					300,000				600,000
Convertible note (amount)													$ 367,500					$ 175,000						$ 0								$ 0	$ 0					$ 0				$ 0					$ 2,966,838	756,919
Warrant exercises (in shares)																																															657,000
Warrant exercises | $																																															$ 98,550	30,000	$ 339,870
Fair value of option exercises (amount) | $																																															9,000	$ 90,000	$ 256,249
Trucking [Member]
Common shares issued [Abstract]
Common shares issued (in shares)									13,777,778
Fair value of common shares issued (amount) | $									$ 1,611,020																																						$ 1,611,020
In Lieu of Consulting Fees [Member]
Common shares issued [Abstract]
Common shares issued (in shares)										833,333								175,000													262,500			500,000		500,000	1,000,000		600,000				205,556		600,000
Fair value of common shares issued (amount) | $										$ 91,667																					$ 21,000			$ 40,000		$ 47,500	$ 95,000		$ 66,000				$ 18,500		$ 72,000
Stock Options [Member]
Common shares issued [Abstract]
Option exercises (in shares)																																															100,000
Debt Settlement [Member]
Common shares issued [Abstract]
Common shares issued (in shares)	2,500,000	2,500,000	2,528,448	2,528,448	1,922,707	1,922,707	2,670,925	2,670,925	500,000		5,053,125	5,053,125	300,000	1,378,125	1,378,125	2,756,250	2,756,250		2,756,250	2,756,250	1,975,822	1,975,822	1,846,564		2,100,000	2,100,000	1,666,667	1,666,667	833,333	833,333					583,333					1,200,000	270,000			416,667
Fair value of common shares issued (amount) | $	$ 137,500		$ 189,634		$ 182,657		$ 280,447				$ 682,172			$ 323,859		$ 385,875			$ 468,563		$ 316,133		$ 267,752		$ 357,000		$ 291,667		$ 133,333						$ 64,167					$ 150,000	$ 27,000			$ 50,000
Debt settlement		$ 100,000		$ 100,000		$ 100,000		$ 184,000				$ 303,188			$ 82,688		$ 165,375			$ 220,500		$ 118,549	$ 110,794			$ 199,752		$ 100,000		$ 50,000					$ 35,000									50,000
Gain (loss) on debt settlement | $																									$ (103,773)																			$ 0
Warrants [Member]
Common shares issued [Abstract]
Common shares issued (in shares)																																															657,000
In Lieu of Directors and Officer Fees [Member]
Common shares issued [Abstract]
Common shares issued (in shares)																																														13,000,000
Fair value of common shares issued (amount) | $																																														$ 1,430,000